General Information	12 Months Ended
Dec. 31, 2023
General Information [Abstract]
GENERAL INFORMATION

NOTE 1 – GENERAL INFORMATION

a.	General

Enlivex Therapeutics Ltd. (the “Parent” and, including its consolidated subsidiaries, “we”, “us”, “our” or the “Company”) is a clinical-stage macrophage reprogramming immunotherapy company originally incorporated on January 22, 2012 under the laws of the State of Israel.

The Company is a clinical stage macrophage reprogramming immunotherapy company, developing AllocetraTM, a universal, off-the-shelf cell therapy designed to reprogram macrophages into their homeostatic state. Resetting non-homeostatic macrophages into their homeostatic state is critical for immune system rebalancing and resolution of debilitating and life-threatening conditions. Non-homeostatic macrophages contribute significantly to the severity of certain diseases, which include, sepsis, osteoarthritis and others.

AllocetraTM is based on the discoveries of Professor Dror Mevorach, an expert on immune activity, macrophage activation and clearance of dying (apoptotic) cells, in his laboratory in the Hadassah University Hospital located in the State of Israel.

The Company’s ordinary shares, par value of NIS 0.40 per share (“Ordinary Shares”), are traded under the symbol “ENLV” on both the Nasdaq Capital Market and on the Tel Aviv Stock Exchange.

b.	Financial resources

The Company devotes substantially all of its efforts toward research and development activities and raising capital to support such activities. The Company’s activities are subject to significant risks and uncertainties, including failing to secure additional funding before the Company achieves sustainable revenues and profit from operations.

Research and development activities have required significant capital investment since the Company’s inception. The Company expects that its operations will require additional cash investment to pursue the Company’s research and development activities, including preclinical studies, formulation development, clinical trials and related drug manufacturing. The Company has not generated any revenues or product sales and has not achieved profitable operations or positive cash flow from operations. The Company has incurred net losses since its inception, and, as of December 31, 2023, had an accumulated deficit of $112.1 million.

The Company expects to continue to incur losses for at least the next several years, and the Company will need to raise debt or equity financing or enter into partnerships to fund its development. If the Company is not able to achieve its funding requirements, it may be required to reduce discretionary spending, may not be able to continue the development of its product candidates and may be required to delay its development programs, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. There can be no assurances that additional financing will be secured or, if secured, will be on favorable terms.

The ability of the Company to transition to profitability in the longer term is dependent on a combination of factors, including (i) successfully obtaining additional financing discussed above; (ii) the Company’s ability to successfully begin marketing of its product candidates or complete revenue-generating partnerships with other companies; (iii) the success of its research and development; (iv) the impact of competition from other biotechnology and pharmaceutical companies that may develop competitive therapies; and (v) regulatory approval and market acceptance of the Company’s product candidates.

On August 30, 2023 the Company approved its strategic reprioritization and cash preservation plan, including a change to its internal clinical development indications and a related reduction of the Company’s workforce followed by certain additional strategic actions.

The Company’s management and board of directors (the “Board”) are of the opinion that the Company’s current financial resources will be sufficient to continue the development of the Company’s product candidates for at least twelve months following the filing of these financial statements with the U.S. Securities and Exchange Commission. The Company may determine, however, to raise additional capital during such period as the Board deems prudent. The Company’s management plans to finance its operations with issuances of the Company’s equity securities and, in the longer term, revenues. There are no assurances, however, that the Company will be successful in obtaining the financing necessary for its long-term development. The Company’s ability to continue to operate in the long term is dependent upon additional financial support.

c.	Approval of financial statements

These financial statements were approved by the Board on March 28, 2024.